RETIREMENT BENEFIT PLANS RETIREMENT BENEFIT PLANS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Benefit plans' expense	$ 9	$ 2	$ 10
Discount rates	2.50%	4.50%	4.10%
Rates of compensation	2.80%	3.00%	3.50%